Basis of Presentation	12 Months Ended
Dec. 31, 2013
Accounting Policies [Abstract]
Basis of Presentation

1 Basis of Presentation

The Company

NXP Semiconductors N.V. (including our subsidiaries, referred to collectively herein as “NXP”, “NXP Semiconductors”, “we”, “our”, “us” and the “Company”) is a global semiconductors company and a long-standing supplier in the industry, with over 50 years of innovation and operating history. We provide leading High Performance Mixed Signal and Standard Product solutions that leverage our deep application insight and our technology and manufacturing expertise in radio frequency, analog, power management, interface, security and digital processing products. Our product solutions are used in a wide range of application areas including: automotive, identification, wireless infrastructure, lighting, industrial, mobile, consumer, computing and software solutions for mobile phones.

We were incorporated in the Netherlands as a Dutch private company with limited liability (besloten vennootschap met beperkte aansprakelijkheid) under the name KASLION Acquisition B.V. on August 2, 2006, in connection with the sale by Philips of 80.1% of its semiconductor business to the “Private Equity Consortium”.

On May 21, 2010, we converted into a Dutch public company with limited liability (naamloze vennootschap) and changed our name to NXP Semiconductors N.V.

In August 2010, we made an initial public offering and listed on the NASDAQ Global Select Market.

Accounting policies

The Consolidated Financial Statements are prepared in accordance with generally accepted accounting principles in the United States of America (U.S. GAAP). Historical cost is used as the measurement basis unless otherwise indicated.

Use of estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Reclassifications

Certain items previously reported have been reclassified to conform to the current period presentation.

The current liability for payroll and related benefits previously reflected on the Consolidated Balance Sheets within the caption Accrued Liabilities has been reclassified for all periods presented to a separate caption in the current year presentation.

Realignment of business segments

During the first quarter of 2013, we moved our General Purpose Logic Product Line from our HPMS segment (Portable & Computing) to our SP segment; and our NXP software product line to our HPMS Segment (Industrial & Infrastructure) from Corporate and Other to better reflect underlying market dynamics, product complexity and the management of the business. In addition, during the fourth quarter of 2013 we determined that a change to our reportable segments was warranted due to the significant decline in external revenues and costs reported by Manufacturing Operations (“MO”). These external results are, to a large extent, derived from revenue of wafer foundry and packaging services to our divested businesses in order to support their separation and, on a limited basis, their ongoing operations. MO’s results are also not regularly reviewed by the Chief Operating Decision Maker (CODM) to assess operating performance and allocate resources as its primary function is to manage the Company’s internal manufacturing and supply chain activities and substantially all of its results are reflected within the operating segments utilizing its services. As a result, since Manufacturing Operations no longer meets the criteria for an operating segment, its results will be reflected within Corporate and Other effective the fourth quarter of 2013.

The changes described above to the Company’s internal management reporting structure were evaluated under the criteria of ASC Accounting Standards Codification (“ASC”) Topic 280 “Segment Reporting”. As a result of the above changes to the composition of our operating and reportable segments, corresponding information for prior periods have been reclassified to conform to the current period presentation.

Discontinued operations

During 2011, the Company sold its Sound Solutions business. See Note 17 “Discontinued Operations”.